FINANCIAL LIABILITIES AT FVTPL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020 shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2022 $ / shares	Jun. 30, 2018 CNY (¥)
FINANCIAL LIABILITIES AT FVTPL
Issuance of shares | $			$ 91,780
Par value per share | $ / shares			$ 0.0001
Series A Preferred Shares
FINANCIAL LIABILITIES AT FVTPL
Par value per share | $ / shares			$ 0.0001		$ 0.0001
Series B Preferred Shares | Series B Offshore Investors
FINANCIAL LIABILITIES AT FVTPL
Issuance of shares | $			$ 27,000
Number of shares issued			6,907,896
Series B Preferred Shares | Series C Investors
FINANCIAL LIABILITIES AT FVTPL
Issuance of shares | $			$ 63,700
Number of shares issued			14,653,013
Series B Preferred Shares | Series D Investors
FINANCIAL LIABILITIES AT FVTPL
Issuance of shares | $			$ 97,370
Number of shares issued			14,722,505
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Series A Investors
FINANCIAL LIABILITIES AT FVTPL
Issuance of shares | ¥				¥ 70,000
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Series B convertible loans | Series B Onshore Investors
FINANCIAL LIABILITIES AT FVTPL
Loan commitment amount | ¥						¥ 165,000
Interest rate (as a percent)						15.00%
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Series A Preferred Shares
FINANCIAL LIABILITIES AT FVTPL
Preferred shares to be issued upon conversion of equity		14,560,000
Par value per share | $ / shares		$ 0.0001
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Series B Preferred Shares | Series B Onshore Investors
FINANCIAL LIABILITIES AT FVTPL
Par value per share | $ / shares		$ 0.0001
Hangzhou Adlai Nortye Biopharma Co., Ltd ("Adlai Hangzhou") | Series B Preferred Shares | Series B convertible loans | Series B Onshore Investors
FINANCIAL LIABILITIES AT FVTPL
Preferred shares to be issued upon conversion of loan		6,600,000
Number of preferred shares issued upon conversion of loans	6,600,000